Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.
COMMITMENT AND CONTINGENCIES

Commitment for cloud services

Future minimum payments under non-cancelable agreements for cloud services consist of the following as of December 31, 2025.

	Total	Less than 1 Year	1-3 Years	More than 3 Years
Purchase obligations	222,751	180,443	42,308	—

Capital commitment

As of December 31, 2025, commitments for the purchase of fixed assets are immaterial.

Litigation and investigation

From time to time, the Group is involved in legal proceedings and claims that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. As of December 31, 2024 and 2025, the Group had not identified any litigation and investigation as material, and no material liabilities were recorded in this regard.